ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets, Gross	$ 49,443,434	$ 52,249,102
Less: Accumulated amortization	(22,148,435)	(22,219,546)
Less: Accumulated impairment	(27,294,999)	(19,765,615)
Acquired intangible assets, net	0	10,263,941
Trade name/domain name
Finite-Lived Intangible Assets, Gross	14,470,842	15,291,990
Non-compete agreements [Member]
Finite-Lived Intangible Assets, Gross	9,002,811	9,513,676
Online platform
Finite-Lived Intangible Assets, Gross	1,216,307	1,285,326
Customer relationship
Finite-Lived Intangible Assets, Gross	$ 24,753,474	$ 26,158,110